Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2023, 2022 and 2021.
	2023	2022	2021
Numerator:
Net loss attributable to common stockholders	(33,814,719)	(14,245,878)	(14,472,494)

Denominator:
Basic and diluted weighted-average shares outstanding	50,578,134	44,110,188	34,243,265

Loss per share:
Basic and diluted loss per share	(0.67)	(0.32)	(0.42)

Schedule of Potential Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Stock options	1,065,691	1,307,052	1,322,677
Warrants	—	143,044	143,044